Leases - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of finance lease and operating lease by lessor [line items]
Income for non-accrued interests	$ 58,760	$ 177,802
Expense relating to short-term leases for which recognition exemption has been used	$ 111,538